Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Mid Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 97.9%
Advertising — 2.5%
The Trade Desk, Inc., Class A*	32,808	$3,597,397
Aerospace & Defense — 4.1%
HEICO Corp., Class A	14,655	2,986,103
Howmet Aerospace, Inc.	28,570	2,864,142
		5,850,245
Apparel — 3.3%
Levi Strauss & Co., Class A	92,630	2,019,334
On Holding AG, Class A*	54,290	2,722,643
		4,741,977
Beverages — 1.4%
Brown-Forman Corp., Class B	40,809	2,007,803
Biotechnology — 1.2%
Illumina, Inc.*	4,374	570,413
Ionis Pharmaceuticals, Inc.*	27,457	1,099,928
		1,670,341
Building Materials — 2.9%
Martin Marietta Materials, Inc.	4,094	2,203,596
Trex Co., Inc.*	29,204	1,944,402
		4,147,998
Commercial Services — 6.4%
Corpay, Inc.*	6,496	2,031,689
MarketAxess Holdings, Inc.	13,924	3,567,329
Rollins, Inc.	42,147	2,131,795
WillScot Holdings Corp.*	38,716	1,455,722
		9,186,535
Computers — 0.7%
ASGN, Inc.*	11,391	1,061,983
Distribution & Wholesale — 6.0%
Copart, Inc.*	52,078	2,728,887
Fastenal Co.	38,760	2,768,239
Pool Corp.	8,101	3,052,457
		8,549,583
Diversified Financial Services — 1.7%
Blue Owl Capital, Inc.	78,010	1,510,274
LPL Financial Holdings, Inc.	3,742	870,501
		2,380,775
Electrical Components & Equipment — 5.5%
Generac Holdings, Inc.*	18,542	2,945,953
Novanta, Inc.*	12,127	2,169,763
Universal Display Corp.	13,600	2,854,640
		7,970,356
Electronics — 5.2%
Coherent Corp.*	30,609	2,721,446
Mettler-Toledo International, Inc.*	1,465	2,197,060
Trimble, Inc.*	39,996	2,483,352
		7,401,858
Entertainment — 2.3%
DraftKings, Inc., Class A*	36,323	1,423,862
	Number of Shares	Value†

Entertainment — (continued)
Vail Resorts, Inc.	10,645	$1,855,317
		3,279,179
Hand & Machine Tools — 1.3%
Lincoln Electric Holdings, Inc.	10,105	1,940,362
Healthcare Products — 12.4%
Align Technology, Inc.*	9,324	2,371,280
Bio-Techne Corp.	35,095	2,805,143
GE HealthCare Technologies, Inc.	27,838	2,612,596
IDEXX Laboratories, Inc.*	6,472	3,269,784
Inspire Medical Systems, Inc.*	7,989	1,686,079
Insulet Corp.*	11,096	2,582,594
Repligen Corp.*	16,987	2,528,005
		17,855,481
Home Furnishings — 1.2%
SharkNinja, Inc.	15,548	1,690,223
Insurance — 1.2%
Kinsale Capital Group, Inc.	3,636	1,692,813
Internet — 3.1%
CDW Corp.	6,189	1,400,571
Pinterest, Inc., Class A*	96,380	3,119,820
		4,520,391
Machinery — Construction & Mining — 0.5%
Vertiv Holdings Co., Class A	7,094	705,782
Media — 1.3%
FactSet Research Systems, Inc.	4,177	1,920,793
Miscellaneous Manufacturing — 1.5%
A.O. Smith Corp.	24,108	2,165,622
Office & Business Equipment — 1.9%
Zebra Technologies Corp., Class A*	7,402	2,741,109
Pharmaceuticals — 2.6%
Cencora, Inc.	10,187	2,292,890
Dexcom, Inc.*	22,319	1,496,266
		3,789,156
Real Estate — 3.7%
CoStar Group, Inc.*	70,204	5,296,190
Retail — 6.1%
Casey's General Stores, Inc.	3,411	1,281,547
Five Below, Inc.*	6,934	612,619
Floor & Decor Holdings, Inc., Class A*	29,753	3,694,430
Lululemon Athletica, Inc.*	3,904	1,059,351
National Vision Holdings, Inc.*	51,629	563,272
Tractor Supply Co.	5,255	1,528,837
		8,740,056
Semiconductors — 7.1%
Impinj, Inc.*	5,975	1,293,707
Lattice Semiconductor Corp.*	26,833	1,424,027

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Mid Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Semiconductors — (continued)
Monolithic Power Systems, Inc.	3,885	$3,591,683
Onto Innovation, Inc.*	6,870	1,425,937
Teradyne, Inc.	17,838	2,389,043
		10,124,397
Software — 9.7%
Appfolio, Inc., Class A*	4,153	977,616
Datadog, Inc., Class A*	17,456	2,008,487
HubSpot, Inc.*	4,203	2,234,315
MongoDB, Inc.*	6,114	1,652,920
Tyler Technologies, Inc.*	4,093	2,389,166
Veeva Systems, Inc., Class A*	14,154	2,970,500
Workiva, Inc.*	20,599	1,629,793
		13,862,797
Transportation — 1.1%
Old Dominion Freight Line, Inc.	7,907	1,570,646
TOTAL COMMON STOCKS (Cost $116,405,565)		140,461,848

SHORT-TERM INVESTMENTS — 2.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.833%) (Cost $3,439,663)	3,439,663	3,439,663
TOTAL INVESTMENTS — 100.3% (Cost $119,845,228)		$143,901,511
Other Assets & Liabilities — (0.3)%		(475,017)
TOTAL NET ASSETS — 100.0%		$143,426,494

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
AG— Aktiengesellschaft.
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